Basic and Diluted Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Basic and Diluted Shares Outstanding (Textual)
Weighted average basic shares outstanding	10,276,046	5,807,166
Common stock, shares outstanding	11,064,664	8,836,421